Note Payable to Shareholder and Advance from Shareholder (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended	12 Months Ended
	May 20, 2013	Mar. 15, 2012	Dec. 31, 2013	Dec. 31, 2012	Nov. 08, 2011
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Note payable to shareholder			$ 80	$ 0	$ 100
Exchange Fees		71
Debt Conversion, Converted Instrument, Warrants or Options Issued	200,000		200,000
Family Investment Trust [Member]
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Notes Payable, Current	100
A. Lorne Weil [Member]
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Notes Payable			150
Loans Unpaid Amount			80
Loans Paid Amount			$ 70